COMBINED STATEMENTS OF INCOME (LOSS) (Parenthetical) - Subsequent events [Member]	Feb. 16, 2021 shares
Earnings (loss) per share attributable to Technip Energies
Weighted average number of shares (basic) (in shares)	179,813,880
Weighted average number of shares (diluted) (in shares)	179,813,880
Percentage of shares distributed to shareholders	50.10%